SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Change In Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Deconsolidation of subsidiary	$ (4,678)
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	6,792	5,478	7,704
Charged to expenses, net of recoveries	1,217	1,782	(847)
Deconsolidation of subsidiary	(141)
Write-off	(1,483)	(523)	(1,443)
Exchange rate	112	55	64
Balance at the end of the year	$ 6,497	$ 6,792	$ 5,478